Cover	Oct. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002147125
Document Type	S-6
Entity Registrant Name	FT 13293
Document Period End Date	Oct. 21, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Under normal market conditions, the Trust will invest at least 80% of its assets in common stocks of companies that the Sponsor believes will benefit significantly from the virtual economy, which are companies that the Sponsor believes will benefit from the increased practice of living and working in a more digital world, including companies that provide services such as online purchasing, teleconferencing, digital streaming and social media, as well as the companies that provide logistics and delivery services for such companies. Additionally, the Trust may invest the remainder of its assets in providers of certain consumer products, which tend to remain relatively stable in an uncertain economy.

The Sponsor ran the common stocks included in the Trust’s portfolio through a series of quality, liquidity and suitability screens in order to determine the Trust’s final portfolio. For the quality screen, the Sponsor screened for companies with market capitalizations of typically $100 million or greater, analyst stock ratings with an average of hold or higher, investment grade bond credit ratings and stocks that trade on a major U.S. stock exchange. For the liquidity screen, the Sponsor only selected stocks that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements. Lastly, only those securities that fit within the Trust’s investment objective and are suitable to be included in a unit investment trust are eligible to be included in the Trust’s portfolio.

The Trust’s final portfolio is comprised of 30 approximately equally weighted common stocks.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, REITs, foreign securities, depositary receipts, VIEs and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.